Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012 [2]	2011	2012	2011
Revenues	$7,525	$6,247	$4,565	$5,359	$6,332	$4,596	$7,700	$5,531
Benefits, losses and expenses	7,544	5,880	4,839	5,519	6,380	4,678	7,940	5,456
Income (loss) from continuing operations, net of tax	60	306	(108)	119	(7)	29	(45)	119
Income (loss) from discontinued operations, net of tax	36	195	7	(86)	20	31	(1)	(1)
Net income (loss)	96	501	(101)	33	13	60	(46)	118
Less: Preferred stock dividends and accretion of discount	10	10	11	11	10	10	11	11
Net income (loss) available to common shareholders [1]	$86	$491	$(112)	$22	$3	$50	$(57)	$107
Basic earnings (losses) per common share	$0.20	$1.10	$(0.26)	$0.05	$0.01	$0.11	$(0.13)	$0.24
Diluted earnings (losses) per common share [1]	$0.18	$0.99	$(0.26)	$0.05	$0.01	$0.11	$(0.13)	$0.23
Weighted average common shares outstanding, basic	440.7	444.6	438.2	445.1	435.8	445.3	436.2	445.1
Weighted average shares outstanding and dilutive potential common shares	469.0	508.2	438.2	482.4	461.7	473.4	436.2	468.9
[1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.
[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012  (the "Restatement").  In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012.  This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.